Investments in associates and joint ventures - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of joint ventures [line items]
Accumulated other comprehensive (loss) income		$ (55)	$ 573
Maple Leaf Sports and Entertainment Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	20.20%
Non-current receivables due from joint ventures		965
Accumulated other comprehensive (loss) income		$ 823